Submission	Dec. 04, 2025
Submission [Line Items]
Central Index Key	0001878848
Registrant Name	IREN Limited
Registration File Number	333-284369
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A